Summary of Significant Accounting Policies - Schedule of Change in the Allowance for Doubtful Accounts (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivables [Line Items]
Allowance for doubtful accounts, beginning balance	$ 2,032	$ 732	$ 732	$ 188
Provision for doubtful account	$ 19	$ 183	1,442	659	$ 96
Amounts written off			(142)	(115)
Allowance for doubtful accounts, ending balance			$ 2,032	$ 732	$ 188